Short-Term Borrowings - Components and Selected Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Short-term borrowings
Short-term borrowings	$ 9,151		$ 216,151	$ 386,151
Federal funds purchased
Short-term borrowings
Highest month-end balance		$ 8,000	8,000	103,000
Average outstanding balance	$ 168	$ 6,302	$ 4,727	$ 22,011
Weighted-average interest rate paid (as a percent)	0.17%	0.04%	0.05%	0.05%
Securities sold under agreements to repurchase
Short-term borrowings
Short-term borrowings	$ 9,151		$ 216,151	$ 386,151
Weighted-average interest rate (as a percent)	0.54%	0.05%	0.11%	0.05%
Highest month-end balance	$ 235,451	$ 520,740	$ 520,740	$ 558,500
Average outstanding balance	$ 147,784	$ 404,053	$ 376,902	$ 455,646
Weighted-average interest rate paid (as a percent)	0.12%	0.04%	0.05%	0.05%